Summary of Significant Accounting Policies (Details) - Schedule of consolidated total assets and liabilities - VIE [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets	$ 135,650	$ 121,698
Non-current assets	109,481	122,511
Total assets	245,131	244,209
Current liabilities	130,196	125,352
Non-current liabilities	19,377	22,959
Total liabilities	149,573	148,311
Net assets	$ 95,558	$ 95,898